Contract Assets and Liabilities - Schedule of Performance Obligations (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of performance obligations [line items]
Contract liabilities	₩ 229,706	₩ 212,493
Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	20,275	19,149
Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	5,694	7,164
Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	151,427	146,106
Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	52,310	₩ 40,074
Less than 1 year [member]
Disclosure of performance obligations [line items]
Contract liabilities	168,194
Less than 1 year [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	20,275
Less than 1 year [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	4,166
Less than 1 year [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	91,443
Less than 1 year [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	52,310
1 - 2 years [member]
Disclosure of performance obligations [line items]
Contract liabilities	12,379
1 - 2 years [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	0
1 - 2 years [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	1,023
1 - 2 years [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	11,356
1 - 2 years [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	0
More than 2 years [member]
Disclosure of performance obligations [line items]
Contract liabilities	49,133
More than 2 years [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	0
More than 2 years [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	505
More than 2 years [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	48,628
More than 2 years [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	₩ 0